Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	¥ 38,406	¥ 52,693	¥ 80,919
Net income (loss) from discontinued operation	(7,691)	(5,088)	2,019
Net income from continuing operation	46,097	57,781	78,900
Adjustments to reconcile net (loss) / income to net cash generated from operating activities:
Depreciation	12,068	13,650	11,329
Amortization	719	718	296
Bad debt provision	(9)	(14)
Deferred income taxes	4,405	(1,612)	(5,336)
Changes in operating assets and liabilities:
Accounts receivable	(58,892)	3,939	(27,994)
Advances to suppliers and other current assets	(127,647)	(66,075)	(27,310)
Accounts payable	10,671	(5,118)	125
Deferred revenue	(8)	121	(3,894)
Accrued expenses & other payables	19,356	(54,432)	(39,262)
Taxes payable	8,892	9,618	6,141
Advances from customers	(338)	20,249	(22,907)
Net Cash used in Operating Activities - Continuing Operations	(84,686)	(21,175)	(29,912)
Net Cash generated from Operating Activities - Discontinued Operations	85,275	109,545	134,735
Cash flows from investing activities
Purchase of property and equipment	(17,847)	(24,211)	(33,491)
Purchase of intangible assets	(794)	(1,662)	(1,635)
Disposal of property and equipment	39
Disposal of a subsidiaries, net of cash	44,689
Acquisition of a subsidiaries, net of cash		(41,984)
Net cash generated from/(used in) investing activities - Continuing Operations	26,087	(67,857)	(35,126)
Net cash generated from/(used in) investing activities - Discontinued Operations	107,586	(65,755)	16,089
Cash flows from financing activities:
Prepayment for the issuance of common stock		296,386
Dividend to shareholders	(6,432)	(166,688)	(42,300)
Treasury stock	(533)
Proceeds from amounts due from related parties, net	122,094	62,243	45,430
Repayment of amounts due to related parties, net	(150,071)	(45,810)	(151,000)
Proceeds from loan	101,775	286,042	139,421
Repayment of loans	(150,151)	(297,988)
Net cash generated from/(used in) financing activities - Continuing Operations	(83,318)	134,185	(8,449)
Net cash generated from/(used in) financing activities - Discontinued Operations		(10,614)	13,542
Effect of exchange rate changes on cash	1,968	318	144
Net increase in cash	52,912	78,647	91,023
Cash at beginning of year	114,197	136,953	117,333
Cash at end of year	167,109	215,600	208,356
Less: Cash and cash equivalents, from the discontinued operations, end of period	(61,851)	(101,403)	(71,403)
Cash and cash equivalents, from the continuing operations end of period	105,258	114,197	136,953
Supplemental disclosures of cash flow information
Income tax paid	20,017	15,042	14,034
Interests paid	9,546	9,545	5,747
Supplemental disclosures of non-cash investing and financing activities
Payable for declared dividends	6,432		157,663
Consideration payable for the acquisition of subsidiaries		¥ 104,606